Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables
	As of December 31,	As of June 30,
	2022	2022
Payroll payables	$130,139	$126,336
Other payables	169,456	102,873
	$299,595	$229,209